Hospice Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2013
Hospice Revenue Recognition [Abstract]
Schedule Of Allowance For Doubtful Accounts

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2011	$4,917	$3,097	$1,569	$420	$10,003
Bad debt provision	1,393	4,794	2,034	(12)	8,209
Write-offs	(2,496)	(3,787)	(2,956)	(760)	(9,999)
Other/Contractual adjustments	397	130	542	205	1,274
Ending Balance December 31, 2012	4,211	4,234	1,189	(147)	9,487
Bad debt provision	506	5,169	3,084	591	9,350
Write-offs	(1,304)	(4,361)	(2,691)	(534)	(8,890)
Other/Contractual adjustments	462	152	622	112	1,348
Ending Balance December 31, 2013	$3,875	$5,194	$2,204	$22	$11,295

Schedule Of Medicare Cap Liability Activity

	2013	2012
Beginning Balance January 1,	$ 1,261	$ 2,965
2014 measurement period	3,881	-
2013 measurement period	3,181	874
2012 measurement period	-	(2,578)
2010 measurement period	(63)	-
Ending Balance December 31,	$ 8,260	$ 1,261